Restricted Net Assets	12 Months Ended
Dec. 31, 2024
RESTRICTED NET ASSETS [Abstract]
Restricted Net Assets
17.	RESTRICTED NET ASSETS
Certain of the Company’s subsidiaries and VIEs are restricted in their ability to transfer a portion of their net assets to the Company in accordance with the local laws and regulations.
Certain jurisdictions where the Company has subsidiaries or VIEs require those subsidiaries or VIEs to establish and fund statutory reserves, details of which are listed below:
Statutory reserve
The changes in statutory reserve are
as follows:

	$	$
	Year ended December 31,
	2023	2024
	$	$

At the beginning of the financial year	12,490	16,981
Transferred from retained earnings	4,491	279

At the end of the financial year	16,981	17,260

Taiwan
The subsidiaries in Taiwan are required to set aside 10% of its profit after tax to legal reserve in accordance with Taiwanese regulations until the legal reserve amount equals to their total paid-up capital. In the event that the subsidiaries incurred no loss, the portion of legal reserve exceeding 25% of the paid-up capital can be used for distribution to shareholders in the form of new shares or cash.
Thailand
The Thailand regulations require that a private limited liability company shall allocate not less than 5% of its retained earnings to a legal reserve at the time the dividend is paid, until this account reaches an amount not less than 10% of the registered authorized capital. The legal reserve is not available for dividend distribution.
The PRC
The PRC subsidiaries of the Company are required to provide for certain statutory reserves, namely a general reserve, an enterprise expansion fund and a staff welfare and bonus fund.
Indonesia
The Indonesian regulations require a limited liability company to reserve a certain amount from its net income each year as a reserve fund until such fund amounts to at least 20% of its issued and paid-up capital.